Equity (Details Textual) - Range [Domain] - USD ($)		1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Aug. 05, 2014	Feb. 24, 2014	Aug. 31, 2014	Jun. 30, 2015	Dec. 31, 2014	May. 15, 2014	Jan. 02, 2014
Equity (Textual)
Warrants issued to purchase common stock shares, Shares		420,838			2,777,808		792,523
Issuance of series A warrants and placement agent warrants shares				2,397,631	2,397,631
Loss on extension of warrants					$ (146,488)
Effective share price under anti dilutive right					$ 2.05
Employee Stock Option [Member]
Equity (Textual)
Weighted-average remaining contractual life of outstanding warrants and options				1 year 9 months 4 days	3 years 2 months 12 days
Steven Girgenti [Member]
Equity (Textual)
Common stock issued value				$ 10,000	$ 20,000
Common stock issued shares				5,377	8,516
Oscar Bronsther [Member]
Equity (Textual)
Common stock issued value				$ 10,000	$ 20,000
Common stock issued shares				6,085	8,939
Alvaro Pascual - Leone [Member]
Equity (Textual)
Common stock issued value				$ 3,125	$ 6,250
Common stock issued shares				1,844	2,720
Jason Barton [Member]
Equity (Textual)
Common stock issued value				$ 3,125	$ 6,250
Common stock issued shares				1,901	2,793
Jose Romano [Member]
Equity (Textual)
Common stock issued value				$ 3,125	$ 6,250
Common stock issued shares				1,901	2,793
Josef Zihl [Member]
Equity (Textual)
Common stock issued value				$ 6,250	$ 12,500
Common stock issued shares				3,687	5,441
Lowell Rush [Member]
Equity (Textual)
Common stock issued value				$ 10,000	$ 18,750
Common stock issued shares				6,085	8,435
Acorn Management Partners [Member]
Equity (Textual)
Common stock issued value				$ 33,333
Common stock issued shares				18,519
Securities Offering [Member]
Equity (Textual)
Aggregate sale of closing comprised shares, value					$ 5,000,000
Fountainhead [Member]
Equity (Textual)
Warrants exercisable period			3 years
Warrant exercise price			$ 4.50
Common stock issued value				$ 30,000
Common stock issued shares				16,485
Loss on extension of warrants			$ 146,488
Debt converted into preferred shares	$ 2,355,587
Percentage of warrants issued as common stock to debtors	75
Consulting and Advisory Services [Member]
Equity (Textual)
Shares under the original Agreement					7,500
Consulting and Advisory Services [Member] | Del Mar Consulting [Member]
Equity (Textual)
Common stock issued value					$ 5,400
Common stock issued shares					3,000
Consulting and Advisory Services [Member] | Alex Partners, LLC [Member]
Equity (Textual)
Common stock issued value					$ 3,600
Common stock issued shares					2,000
Consulting and Advisory Services [Member] | Garden State Securities, Inc (GSS)
Equity (Textual)
Common stock issued value					$ 66,000
Common stock issued shares					30,000
Consulting and Advisory Services [Member] | J and M Group, Llc [Member]
Equity (Textual)
Common stock issued value					$ 4,700
Common stock issued shares					2,500
Consulting and Advisory Services [Member] | Hayden IR, LLC
Equity (Textual)
Common stock issued value					$ 62,820
Common stock issued shares					27,000
Consulting and Advisory Services [Member] | Fountainhead [Member]
Equity (Textual)
Common stock issued value					$ 60,000
Common stock issued shares					27,368
Common Stock [Member]
Equity (Textual)
Warrant exercise price					$ 1.80
Anti Dulutive Shares						34,723
Warrant [Member]
Equity (Textual)
Weighted-average remaining contractual life of outstanding warrants and options				2 years 8 months 9 days
Series A Warrants [Member]
Equity (Textual)
Warrants issued to purchase common stock shares, Shares		210,419			34,723
Warrants exercisable period					3 years
Number of shares of common stock percentage					50.00%
Warrant exercise price					$ 2.05
Anti dulutive shares waived						34,723
Series A Warrants [Member] | Fountainhead Capital Partners Limited [Member]
Equity (Textual)
Warrants issued to purchase common stock shares, Shares					1,388,919		396,262
Accrued consulting fee							$ 1,426,542
Series A Warrants [Member] | Placement Agent Agreement [Member]
Equity (Textual)
Shares issued during period		402,033			34,723
Series B Warrants [Member]
Equity (Textual)
Warrants issued to purchase common stock shares, Shares		210,419
Warrants exercisable period					3 years
Number of shares of common stock percentage					50.00%
Warrant exercise price					$ 3.08
Series B Warrants [Member] | Fountainhead Capital Partners Limited [Member]
Equity (Textual)
Warrants issued to purchase common stock shares, Shares					1,388,919		396,262
Series C Preferred Stock [Member]
Equity (Textual)
Shares of series C convertible preferred stock		15.15
Aggregate investment amount		$ 757,700
Series D Preferred Stock [Member] | Peter Zachariou [Member]
Equity (Textual)
Common stock issued value				$ 21,194
Common stock issued shares				2,119
Convertible preferred stock, Shares issued upon conversion				9,856
Series D Preferred Stock [Member] | Craig Kirsch [Member]
Equity (Textual)
Common stock issued value				$ 3,799
Common stock issued shares				380
Convertible preferred stock, Shares issued upon conversion				1,767
Series D Preferred Stock [Member] | Fountainhead [Member]
Equity (Textual)
Warrant exercise price	$ 3.08
Common stock issued value				$ 57,453
Common stock issued shares				5,745
Convertible preferred stock, Shares issued upon conversion				26,721
Debt converted into preferred shares	$ 235,590
Share Price	$ 2.15
Preferred stock, dividend rate, percentage	7.00%
Percentage of companys common stock hold by beneficial owner	50.00%